As filed with the Securities and Exchange Commission on February 28, 2006

                              UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                                FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
               REGISTERED MANAGEMENT INVESTMENT COMPANY

            Investment Company Act file number:  811-05631

                   First Pacific Mutual Fund, Inc.
            --------------------------------------------------
             (Exact name of registrant as specified in charter)

                 2756 Woodlawn Drive, Suite #6-201
                       Honolulu, HI  96822
            ---------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             Audrey C. Talley
                         Drinker Biddle & Reath LLP
                 One Logan Square, 18th and Cherry Streets
                       Philadelphia, PA  19103
                  ---------------------------------------
                   (Name and address of agent for service)


                             (808) 988-8088
                             --------------
               Registrant's telephone number, including area code

                   Date of fiscal year end:  September 30
                                             ---------------

                 Date of reporting period:  December 31, 2005
                                            -----------------







Item 1.  Schedule of Investments.

The registrant's schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), is as follows:

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

December 31, 2005 (Unaudited)

	Par Value	                                            Value

                     HAWAII MUNICIPAL BONDS - 96.65%
		Hawaii County
			General Obligation Bonds - 4.53%
$       300,000			5.600%,	05/01/11	$	  329,724
	1,000,000			5.625%,	05/15/18		1,074,030
	1,000,000			5.625%,	05/15/19		1,073,050
	1,025,000			5.125%,	07/15/20		1,081,672
	1,250,000			5.125%,	07/15/21		1,316,575
	1,000,000			5.000%,	07/15/22		1,050,500
	1,000,000			5.000%,	07/15/23		1,048,530
							                  6,974,081

		Hawaii State
			General Obligation Bonds - 9.43%
	  135,000			6.000%,	10/01/08		  144,389
	  120,000			5.250%,	04/01/11		  126,173
      1,000,000			5.000%,	07/01/17		1,079,950
	5,000,000			5.000%,	07/01/18		5,379,300
      2,000,000			5.250%,	07/01/18		2,149,900
	3,705,000			5.000%,	10/01/19		3,953,235
  	1,580,000			5.125%,	02/01/22		1,669,712
							                 14,502,659

			Airport Systems Revenue Bonds - 13.32%
	2,000,000			8.000%,	07/01/11		2,385,320
	  385,000			6.900%,	07/01/12		  429,775
      4,580,000			6.500%,	07/01/13		5,132,623
	3,000,000			6.500%,	07/01/14		3,358,050
	  500,000			6.500%,	07/01/15		  559,015
	8,000,000			5.625%,	07/01/18		8,610,480
							                 20,475,263

			Certificates of Participation #1 - Capital District - 2.28%
	1,000,000			5.000%,	05/01/16		1,047,890
	  555,000			5.000%,	05/01/18		  580,968
	1,750,000			5.500%,	05/01/20		1,870,330
							                  3,499,188




See accompanying notes to schedule of investments.


HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

December 31, 2005 (Unaudited)


	Par Value	                                           Value
			Department of Budget & Finance Special Purpose Revenue Bonds
				Hawaiian Electric Company, Inc. - 16.38%
$	5,430,000			5.750%,	12/01/18	$	5,853,540
        125,000			6.150%,	01/01/20	        135,116
	1,125,000			5.700%,	07/01/20		1,206,056
	  115,000			5.450%,	11/01/23		  115,184
	  625,000			6.200%,	05/01/26		  636,113
	  600,000			5.875%,	12/01/26		  616,776
	9,225,000			5.650%,	10/01/27	     10,015,490
	6,025,000			6.200%,	11/01/29		6,613,823
							                 25,192,098

			Hawaii Pacific Health- 0.10%
	  150,000 			5.600%,	07/01/33		  156,611


			Kapiolani Health Care System - 3.73%
	1,500,000			6.000%,	07/01/11		1,548,840
	1,525,000			6.400%,	07/01/13		1,689,242
	  700,000			6.200%,	07/01/16		  723,464
	1,715,000			6.250%,	07/01/21		1,772,916
							                  5,734,462

			Kuakini Hawaii Health System - 3.19%
	1,570,000			6.300%, 	07/01/22		1,684,594
	3,000,000			6.375%,	07/01/32		3,219,300
							                  4,903,894

			The Queen's Health Systems - 4.31%
	1,020,000			6.000%,	07/01/20		1,053,466
	  100,000			5.250%,	07/01/23		  104,940
	5,310,000			5.750%,	07/01/26		5,477,849
							                  6,636,255

			Wilcox Hospital - 2.15%
	  800,000			5.250%,	07/01/13		  835,432
	2,245,000			5.350%,	07/01/18		2,347,529
	  115,000			5.500%,	07/01/28		  118,403
							                  3,301,364








See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

December 31, 2005 (Unaudited)


	Par Value	                                           Value
			Harbor Capital Improvements Revenue Bonds - 4.49%
$	2,000,000			5.750%,	07/01/12	$	2,097,320
      1,580,000			5.250%,	01/01/16		1,700,933
      1,665,000			5.375%,	01/01/17		1,805,959
	  200,000			5.750%,	07/01/17		  209,226
	  500,000			5.500%,	07/01/19		  537,170
	  520,000			5.750%,	07/01/29		  556,535
							                  6,907,143

			Hawaii Health Systems - 1.39%
	  760,000			3.800%, 	02/15/13		  749,725
	1,370,000			4.700%,	02/15/19		1,392,769
							                  2,142,494


			Highway Revenue Bonds - 4.58%
       1,000,000			5.600%,    07/01/14		1,031,140
	 1,000,000			5.000%,    07/01/20		1,067,720
	 1,000,000			5.000%,    07/01/21		1,064,490
 	 3,655,000			5.000%,    07/01/22		3,878,942
	 	                                                7,042,292

			Housing Authority Single Family
				Mortgage Special Purpose Revenue Bonds - 2.10%
	  515,000			5.750%,	07/01/30		  515,000
	2,640,000			5.375%,	07/01/33		2,710,435
							                  3,225,435

			Department of Hawaiian Homelands - 2.57%
	  900,000			4.050%,	07/01/06		  901,593
	1,355,000			4.100%,	07/01/07		1,360,434
	1,465,000			4.250%,	07/01/09		1,486,345
	  200,000			4.450%,	07/01/11		  204,572
							                  3,952,944














See accompanying notes to schedule of investments.
HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

December 31, 2005 (Unaudited)


	Par Value	                                           Value
			University Faculty Housing - 1.52%
$	  800,000			5.650%,	10/01/16	$	  811,168
	1,500,000			5.700%,	10/01/25		1,521,000
							                  2,332,168

			University of Hawaii - Revenue Bonds - 2.92%
	  750,000			5.500%,	07/15/16		  826,733
	3,500,000			5.125%,	07/15/32		3,662,785
							                  4,489,518

		Honolulu City & County
			Board of Water Supply - 1.52%
	  500,000			5.800%,	07/01/16		  511,125
	  750,000			5.800%,	07/01/21		  766,688
	1,000,000			5.000%,	07/01/23		1,053,700
							                  2,331,513

			Waste & Water System - 3.74%
	1,000,000			5.250%,	07/01/18		1,063,830
      4,370,000			5.000%,	07/01/18		4,683,679
							                  5,747,509

			General Obligation Bonds - 0.66%
	  200,000			7.350%,	07/01/06		  203,894
	  365,000			6.000%,	11/01/10		  405,661
        275,000			5.125%,	07/01/15	        292,366
	  105,000			5.500%,	09/01/16		  108,592
							                  1,010,513

			Housing Authority Multi-Family Mortgage Revenue Bonds
					Maunakea Apartments - 0.39%
	  568,000			5.750%,	11/20/09		  600,194

					Sunset Villas - 3.35%
	2,955,000			5.600%,	07/20/21		3,056,150
	2,000,000			5.700%,	07/20/31		2,097,460
							                  5,153,610











See accompanying notes to schedule of investments.
HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

December 31, 2005 (Unaudited)


	Par Value	                                          Value
		Kauai County
			General Obligation Bonds - 6.05%
$	  410,000			5.850%,	08/01/07	$	  425,625
	1,280,000			5.850%,	08/01/07		1,328,781
	  595,000			6.250%, 	08/01/19		  665,698
	  695,000			6.250%, 	08/01/22		  777,580
      2,565,000			5.000%, 	08/01/25		2,653,056
	3,280,000			5.000%,	08/01/27		3,450,626
							                  9,301,366

			Housing Authority Paanau Project - 0.76%
	1,175,000			7.250%,	04/01/12		1,175,024

		Maui County
			General Obligation Bonds - 1.19%
	  235,000			5.750%,	06/01/13		  239,684
	  500,000			5.300%,	09/01/14		  521,110
        500,000			5.000%,	09/01/17	        518,710
	  525,000			5.000%,	03/01/23		  554,988
							                  1,834,492

	Total Hawaii Municipal Bonds (Cost $144,328,501)    148,622,090


























See accompanying notes to schedule of investments.
HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

December 31, 2005 (Unaudited)


	Par Value	                                         Value
                  PUERTO RICO MUNICIPAL BONDS - 0.29%
		Puerto Rico Commonwealth
			Housing Finance Corp.
				Multi-Family Mortgage Revenue Bonds - 0.14%
$	   65,000			7.500%,	10/01/15	$	   65,082
	  145,000			7.500%,	04/01/22		  145,090
							                    210,172

				Single-Family Mortgage Revenue Bonds - 0.15%
	  230,000			6.250%,	04/01/29		  233,105

	Total Puerto Rico Municipal Bonds (Cost $439,868)	  443,277


                    VIRGIN ISLANDS MUNICIPAL BONDS - 0.08%
		Virgin Islands
			Public Finance Authority, Series A - 0.08%
	  100,000			7.300%, 	10/01/18		  126,116

	Total Virgin Islands Municipal Bonds (Cost $99,625)	  126,116



Total Investments (Cost $144,867,994) (a)	97.02%	    149,191,483
Other Assets Less Liabilities		       2.98%	      4,577,366
Net Assets		                       100.00%	$   153,768,849

	(a)	 Aggregate cost for federal income tax purposes is $144,867,994.


At December 31, 2005, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

			Gross unrealized appreciation	 	$	4,689,122
			Gross unrealized depreciation	 		 (365,633)
			Net unrealized appreciation	 	$	4,323,489










See accompanying notes to schedule of investments.


HAWAII INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS

December 31, 2005 (Unaudited)


	Par Value	                                           Value
                       HAWAII MUNICIPAL BONDS -  95.88%
		Hawaii County
			General Obligation Bonds - 12.25%
$	  100,000			4.700%,	02/01/07	$	  101,598
	  800,000			5.000%,	07/15/11		  858,168
	  250,000			4.000%,	07/15/13		  254,557
							                  1,214,323

		Hawaii State
			Airport Systems Revenue Bonds - 4.97%
	  100,000			5.000%,	07/01/07	     	  102,026
	  100,000			6.900%,	07/01/12	        111,853
 	  250,000			6.375%,	07/01/12		  278,667
							                    492,546

			Certificates of Participation  - Kapolei - 2.67%
        250,000			5.250%,	05/01/13	 	  264,330

			Certificates of Participation  - Capitol District - 1.03%
        100,000			4.750%,	05/01/07	 	  101,766

			Department of Budget & Finance
				Special Purpose Revenue Bonds
				Hawaiian Electric - 4.33%
	  400,000			4.950%,	04/01/12	 	  428,988

				Kapiolani Health Care Systems - 11.17%
 	1,000,000			6.400%,	07/01/13	 	1,107,700

				The Queen's Health Systems - 2.86%
	  275,000			5.750%,	07/01/26	 	  283,693

				Wilcox Hospital - 1.05%
	  100,000			5.250%,	07/01/13	 	  104,429

			General Obligation Bonds - 4.23%
	  150,000			5.900%,	10/01/06		  152,881
	  100,000			5.250%,	07/01/12		  109,230
	  150,000			5.000%,	04/01/15	 	  156,914
						 	                    419,025







See accompanying notes to schedule of investments.

HAWAII INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS - (Continued)

December 31, 2005 (Unaudited)


	Par Value	                                           Value
			Harbor Capital Improvements Revenue Bonds - 8.67%
$	  200,000			5.400%,	07/01/09	  $	  209,056
	   70,000			5.750%,	07/01/10		   76,065
	  210,000			5.000%,	07/01/10		  221,729
        185,000			5.250%,	07/01/11		  192,674
	  150,000			5.000%,	07/01/12	   	  159,909
							                    859,433

			Hawaiian Homeland Department - 3.56%
	  250,000			4.050%,	07/01/06	 	  250,443
	  100,000			4.450%,	07/01/11	 	  102,286
							                    352,729

			Highway & Transportation Authority - 2.80%
	  275,000			5.000%,	07/01/06	 	  277,340

			Housing Authority
				Multi-Family Special Purpose Mortgage
				Revenue Bonds - 1.01%
	  100,000			3.700%,	01/01/13	 	   99,939

			Housing Authority
				Single Family Special Purpose Mortgage
				Revenue Bonds - 10.51%
	  300,000			4.800%,	07/01/07		  303,435
   	  270,000			4.650%,	07/01/12		  276,823
	  450,000			4.800%,	07/01/13	 	  461,367
							                  1,041,625

			University of Hawaii
				University Revenue Bonds - 3.13%
	  300,000			4.300%,	07/15/13	 	  309,999

			Hawaii Health Systems Corp. - 2.99%
	  300,000			3.800%,	02/15/13	 	  295,944













See accompanying notes to schedule of investments.
HAWAII INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS - (Continued)

December 31, 2005 (Unaudited)


	Par Value	                                             Value
		Honolulu City & County
		    	General Obligation Bonds - 6.61%
$	  150,000			4.750%,	02/01/09	$ 	  155,148
	  100,000			5.000%, 	07/01/09		  105,356
	  170,000			4.850%, 	02/01/10		  177,388
	  100,000			5.375%, 	09/01/12		  109,433
	  100,000			5.000%, 	07/01/13		  108,299
						                          655,624

			Waste System Revenue - 4.30%
	  200,000			4.400%, 	07/01/11		  207,080
	  200,000			5.500%, 	07/01/11		  219,398
					                                426,478

			Multi-Family Mortgage Purpose Revenue Bond - 1.14%
	  107,000               5.750%,     11/20/09            113,065

	      Kauai County
			General Obligation Bonds - 2.57%
         35,000		      4.125%, 	08/01/08		   35,723
	  215,000			4.125%,	08/01/08	 	  219,229
						 	                    254,952

	      Maui County
			General Obligation Bonds - 4.03%
	  190,000			4.650%,	03/01/07		  192,985
	  200,000			4.250%,	03/01/12	 	  206,666
						 	                    399,651

	Total Hawaii Municipal Bonds (Cost $9,435,803)	 	9,503,579


















See accompanying notes to schedule of investments.
HAWAII INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS - (Continued)

December 31, 2005 (Unaudited)


	Par Value	                                                   Value
                         VIRGIN ISLANDS MUNICIPAL BONDS - 2.73%
		Virgin Islands Water & Power Authority
			Electric System Revenue - 2.68%
$	  250,000			5.000%,	 07/01/14		$ 	  270,238

	Total Virgin Islands Municipal Bonds (Cost $271,117)	    	  270,238


        Total Investments (Cost $9,706,920) (a)	98.61%		9,773,817
        Other Assets Less Liabilities		 1.39%	 	  137,658
	  Net Assets		                 100.00%	$	9,911,475

    (a)	Aggregate cost for federal income tax purposes is $9,706,920.

At December 31, 2005, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

			Gross unrealized appreciation		       $      110,671
			Gross unrealized depreciation			        (43,774)
			Net unrealized appreciation		       $	   66,897




























See accompanying notes to schedule of investments.
HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2005

(1)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Hawaii Municipal Fund and Hawaii Intermediate Fund ("Funds") are each a series of shares of First Pacific Mutual Fund, Inc. which is registered under the Investment Company Act of 1940, as a non-diversified open-end management company. Hawaii Municipal Fund is authorized to offer two Classes of Shares: Investor Shares and Institutional Shares. The Classes offer different distribution charges and shareholder servicing fees which may affect performance.

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

    (A)	SECURITY VALUATION
   Portfolio securities, which are fixed income securities, are valued by an independent pricing service using market quotations, prices provided by market-makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Directors. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. Securities for which market quotations are not readily available will be valued at their "fair value" in good faith. For these purposes, "fair value" means the price that the Fund Accountant and the Investment Manager reasonably expect the Fund could receive from an arm's-length buyer upon the current sale of the securities within seven (7) days, after considering all appropriate factors and indications of value available to them. Such value will be cost if the Investment Manager determines such valuation is appropriate after considering a multitude of factors in accordance with established procedures.

    (B)	SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO
         	SHAREHOLDERS
   Security transactions are recorded on the trade date.  Interest income
is recorded on the accrual basis.   Bond discounts and premiums are amortized
using the interest method.   Distributions to shareholders are
declared daily and reinvested or paid in cash monthly.
















Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.





























                              SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Pacific Mutual Fund, Inc.

By:  /s/ Terrence K.H. Lee
-------------------------------------
       Terrence K.H. Lee, President and CEO

Date:  February 27, 2006
-------------------------------------


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/ Terrence K.H. Lee
-------------------------------------
       Terrence K.H. Lee, President and CEO

Date:  February 27, 2006
-------------------------------------


By:  /s/ Nora B. Simpson
-------------------------------------
       Nora B. Simpson, Treasurer

Date:  February 27, 2006
-------------------------------------